Guarantees, Pledged Assets and Collateral (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		$ (90)	$ (364)
Maximum exposure to loss, expires in one year or less		32,872	31,034
Maximum exposure to loss, expires in one year through three years		19,053	21,147
Maximum exposure to loss, expires in three years through five years		7,674	7,896
Maximum exposure to loss, expires after five years		15,063	16,052
Maximum exposure to loss		74,662	76,129
Maximum exposure to loss		$ 74,662	76,129
Percentage share of losses owed on loans and MHFS sold with recourse (up to 33.33%)		33.33%
Total assets	[1]	$ 1,895,883	1,951,757
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value		4,400	5,200
Mortgages held for sale		7,400	2,600
Carrying value of delinquent loans eligible for repurchase		1,200	2,200
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Trading equity securities		19,449	30,004
Total pledged asset held for trading		100,316	100,362
Total pledged assets		622,643	652,300
Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		39,591	36,692
Maximum exposure to loss		39,591	36,692
Direct pay letters of credit (DPLCs) [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		7,500	8,100
Maximum exposure to loss		7,500	8,100
Third Party Clearing Indemnifications [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		1,000	809
Third-party Clearing Customer Obligations		70	92
Collateral Provided to Third-party Clearing Agents		974	717
Maximum exposure to loss		1,000	809
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		40	39
Maximum exposure to loss, expires in one year or less		14,636	15,357
Maximum exposure to loss, expires in one year through three years		7,897	7,908
Maximum exposure to loss, expires in three years through five years		3,398	3,068
Maximum exposure to loss, expires after five years		497	645
Maximum exposure to loss		26,428	26,978
Maximum exposure to loss		26,428	26,978
Standby Letters of Credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		8,027	8,773
Maximum exposure to loss		8,027	8,773
Securities lending and other indemnifications [Member]
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		0	0
Maximum exposure to loss, expires in one year or less		0	0
Maximum exposure to loss, expires in one year through three years		1	0
Maximum exposure to loss, expires in three years through five years		0	2
Maximum exposure to loss, expires after five years		1,044	809
Maximum exposure to loss		1,045	811
Maximum exposure to loss		1,045	811
Securities lending and other indemnifications [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		1	2
Maximum exposure to loss		1	2
Loans and MHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		54	51
Maximum exposure to loss, expires in one year or less		104	165
Maximum exposure to loss, expires in one year through three years		653	533
Maximum exposure to loss, expires in three years through five years		1,207	934
Maximum exposure to loss, expires after five years		10,163	9,385
Maximum exposure to loss		12,127	11,017
Maximum exposure to loss		12,127	11,017
Loans and MHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		9,079	8,155
Maximum exposure to loss		9,079	8,155
Factoring Guarantee [Member]
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		0	0
Maximum exposure to loss, expires in one year or less		889	747
Maximum exposure to loss, expires in one year through three years		0	0
Maximum exposure to loss, expires in three years through five years		0	0
Maximum exposure to loss, expires after five years		0	0
Maximum exposure to loss		889	747
Maximum exposure to loss		889	747
Factoring Guarantee [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		751	668
Maximum exposure to loss		751	668
Other guarantees [Member]
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		1	1
Maximum exposure to loss, expires in one year or less		0	7
Maximum exposure to loss, expires in one year through three years		0	0
Maximum exposure to loss, expires in three years through five years		3	2
Maximum exposure to loss, expires after five years		2,959	4,175
Maximum exposure to loss		2,962	4,184
Maximum exposure to loss		2,962	4,184
Other guarantees [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		1	7
Maximum exposure to loss		1	7
Written put options [Member]
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		(185)	(455)
Maximum exposure to loss, expires in one year or less		17,243	14,758
Maximum exposure to loss, expires in one year through three years		10,502	12,706
Maximum exposure to loss, expires in three years through five years		3,066	3,890
Maximum exposure to loss, expires after five years		400	1,038
Maximum exposure to loss		31,211	32,392
Maximum exposure to loss		31,211	32,392
Written put options [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		21,732	19,087
Maximum exposure to loss		21,732	19,087
Loans and MHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Loans repurchased		3	5
Trading assets and other [Member]
Guarantor Obligations [Line Items]
Securities owned and pledged as collateral available to be repledged, Fair Value		106,200	109,000
VIEs that we consolidate [Member]
Guarantor Obligations [Line Items]
Total assets		14,062	13,617
Secured Borrowing transactions excluded [Member]
Guarantor Obligations [Line Items]
Total assets		617	675
Collateral Pledged [Member]
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Debt Securities, Trading		96,616	96,993
Trading equity securities		9,695	12,161
Total pledged asset held for trading		106,311	109,154
Collateral Pledged [Member] | Trading assets and other [Member]
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Total pledged asset held for trading		45,500	41,900
Collateral Pledged [Member] | Other Trading - Off-Balance Sheet [Member]
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Total pledged asset held for trading		60,800	67,300
Not Held for Trading [Member]
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Debt securities and other, not held for trading		62,438	73,592
Mortgages held for sale and loans		453,894	469,554
Total pledged assets		516,332	543,146
Not Held for Trading [Member] | Investment securities [Member]
Guarantor Obligations [Line Items]
Securities owned and pledged as collateral available to be repledged, Fair Value		68	64
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, carrying value		4,200	5,000
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value		$ 4,100	$ 5,000

[1]	(4)Our consolidated assets at December 31, 2018 and 2017, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $139 million and $116 million; Interest-bearing deposits with banks, $8 million and $371 million; Debt securities, $45 million and $0 million; Net loans, $13.6 billion and $12.5 billion; Derivative assets, $0 million and $0 million; Equity securities, $85 million and $306 million; Other assets, $221 million and $342 million; and Total assets, $14.1 billion and $13.6 billion, respectively.